INTANGIBLE ASSETS - Pacsquare Purchase Agreement (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) installment $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
INTANGIBLE ASSES
Common stock, shares issued | shares	388,003	388,003		23,275,171	5,031,250	5,031,250
Common Stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Accrued in accounts payable			$ 85,000
AtlasClear Platform | Pacsquare
INTANGIBLE ASSES
Threshold period to receive level 1 equities trading platform from signing of agreement		12 months	12 months
Purchase price		$ 4,800,000	$ 4,800,000
Payable in cash and in shares of common stock	$ 1,900,000	1,900,000	1,900,000
Payable in cash upon delivery of source code and execution of purchase agreement	$ 100,000	100,000	100,000
Total Purchase Price		$ 850,000	$ 850,000
Market price of public shares (in Dollars per share) | $ / shares	$ 6	$ 6	$ 6
Four monthly installments payable	$ 950,000	$ 950,000	$ 950,000
Number of monthly installments	237,500	237,500	4
Monthly installments payable	$ 4	$ 4	$ 237,500
Payable ratably on module-by-module basis upon delivery and acceptance of each of platform modules	2,700,000	2,700,000	$ 2,700,000
Common stock, shares issued | shares			336,000
Cash consideration	60,000		$ 500,000
Accrued in accounts payable	$ 40,000	$ 40,000
Purchase price allocated to Contribution Agreement			$ 1,726,500
AtlasClear Platform | Pacsquare | Price per share at $6.00
INTANGIBLE ASSES
Common stock, shares issued | shares			141,667
Common Stock, par value (in Dollars per share) | $ / shares			$ 6
AtlasClear Platform | Pacsquare | Price per share at $1.50
INTANGIBLE ASSES
Common stock, shares issued | shares			194,333
Common Stock, par value (in Dollars per share) | $ / shares			$ 1.5